Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	6,990,000,000	6,990,000,000	6,990,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	5,821,817,128	5,481,513,400	4,771,275,349
Common stock, shares outstanding	5,821,817,128	5,481,513,400	4,771,275,349
Common stock to be issued	637,755	637,755	637,755
Series C Preferred Stock [Member]
Preferred stock, shares authorized	50,000	50,000	50,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding	2,500	2,500	2,500
Preferred stock, shares issued	2,500	2,500	2,500
Treasury stock, shares	47,500	47,500	47,500
Series D Preferred Stock [Member]
Preferred stock, shares authorized	4,570	4,570	4,570
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding	1,334	1,334	1,334
Preferred stock, shares issued	1,334	1,334	1,334
Treasury stock, shares	18,667	18,667	18,667
Series E Preferred Stock [Member]
Preferred stock, shares authorized	3,000	3,000	3,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding	0	0	0
Preferred stock, shares issued	0	0	0